UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04257

Deutsche DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series I

(formerly Deutsche Variable Series I)

DWS Bond VIP

(formerly Deutsche Bond VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
11	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
22	Information About Your Fund’s Expenses
23	Proxy Voting
24	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Bond VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 is 0.74% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Bond VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,735	$9,962	$10,933	$11,709	$12,745
	Average annual total return	–2.65%	–0.38%	3.02%	3.21%	2.46%
Bloomberg Barclays U.S. Aggregate Bond Index	Growth of $10,000	$9,838	$9,960	$10,525	$11,189	$14,409
	Average annual total return	–1.62%	–0.40%	1.72%	2.27%	3.72%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Bond VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Total Net Assets)	6/30/18	12/31/17
Corporate Bonds	45%	64%
Mortgage-Backed Securities Pass-Throughs	21%	20%
Government & Agency Obligations	16%	5%
Asset-Backed	7%	5%
Collateralized Mortgage Obligations	4%	4%
Commercial Paper	4%	—
Short-Term U.S. Treasury Obligations	4%	7%
Commercial Mortgage-Backed Securities	1%	2%
Cash Equivalents, Securities Lending Collateral and other Assets and Liabilities, net	–2%	–7%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
AAA	43%	29%
AA	7%	5%
A	11%	14%
BBB	29%	32%
BB	8%	13%
B	1%	5%
Not Rated	1%	2%
	100%	100%

Interest Rate Sensitivity	6/30/18	12/31/17
Effective Maturity	10.1 years	11.1 years
Effective Duration	5.9 years	5.9 years

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

Thomas M. Farina, CFA, Managing Director

Gregory M. Staples, CFA, Managing Director

Kelly L. Beam, CFA, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series I — DWS Bond VIP

Investment Portfolio	as of June 30, 2018 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 45.2%
Consumer Discretionary 7.8%
BMW U.S. Capital LLC, 144A, 3.75%, 4/12/2028	130,000	127,232
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	180,000	168,412
Charter Communications Operating LLC:
3.579%, 7/23/2020	90,000	89,886
3.75%, 2/15/2028	110,000	99,623
5.375%, 5/1/2047	70,000	63,567
Comcast Corp., 3.55%, 5/1/2028 (b)	240,000	229,205
CSC Holdings LLC, 144A, 5.375%, 2/1/2028	200,000	185,000
Discovery Communications LLC, 3.95%, 3/20/2028	125,000	118,377
Expedia Group, Inc., 3.8%, 2/15/2028	100,000	91,575
Ford Motor Co., 5.291%, 12/8/2046	50,000	46,337
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	450,000	437,341
4.35%, 4/9/2025	84,000	82,795
GLP Capital LP, 5.25%, 6/1/2025	220,000	220,000
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024	130,000	123,500
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027	220,000	212,300
KFC Holding Co., 144A, 4.75%, 6/1/2027	110,000	103,950
Lennar Corp., 5.0%, 6/15/2027	90,000	86,175
Nordstrom, Inc.:
4.0%, 3/15/2027 (b)	85,000	81,789
5.0%, 1/15/2044	135,000	124,479
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	130,000	131,300
Toll Brothers Finance Corp., 4.875%, 11/15/2025	130,000	125,125
Viacom, Inc.:
5.875%, 2/28/2057	80,000	75,600
6.25%, 2/28/2057	85,000	80,537
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027	250,000	236,250
VOC Escrow Ltd., 144A, 5.0%, 2/15/2028	145,000	136,983
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044	40,000	37,663
Walmart, Inc., 3.4%, 6/26/2023	175,000	176,302

		3,691,303

Consumer Staples 1.8%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046	140,000	143,973
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	60,000	58,606
Aramark Services, Inc., 144A, 5.0%, 2/1/2028	95,000	90,725
Campbell Soup Co., 4.8%, 3/15/2048	65,000	58,765
General Mills, Inc., 4.7%, 4/17/2048	29,000	27,733

	Principal Amount ($)(a)	Value ($)
Kraft Heinz Foods Co.:
4.375%, 6/1/2046	130,000	112,464
4.625%, 1/30/2029	90,000	89,135
Maple Escrow Subsidiary, Inc.:
144A, 4.057%, 5/25/2023	90,000	90,219
144A, 4.597%, 5/25/2028	70,000	70,259
Molson Coors Brewing Co., 4.2%, 7/15/2046	120,000	107,737

		849,616

Energy 5.9%
Andeavor Logistics LP, 5.2%, 12/1/2047	60,000	57,873
Baker Hughes a GE Co., LLC:
2.773%, 12/15/2022	85,000	82,458
4.08%, 12/15/2047	55,000	49,151
Boardwalk Pipelines LP, 4.95%, 12/15/2024	110,000	111,986
Buckeye Partners LP, 4.125%, 12/1/2027	175,000	158,915
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	125,000	121,957
4.95%, 6/1/2047	80,000	82,570
Cenovus Energy, Inc., 5.4%, 6/15/2047	100,000	97,900
Continental Resources, Inc.:
4.375%, 1/15/2028	40,000	39,766
4.9%, 6/1/2044	175,000	171,392
5.0%, 9/15/2022	60,000	60,793
Enbridge, Inc., 2.9%, 7/15/2022	110,000	106,841
Energy Transfer Equity LP, 4.25%, 3/15/2023	350,000	337,754
Energy Transfer Partners LP, 5.95%, 10/1/2043	50,000	48,883
EnLink Midstream Partners LP, 5.45%, 6/1/2047	160,000	134,531
EQT Corp., 3.9%, 10/1/2027	130,000	121,234
EQT Midstream Partners LP, 4.75%, 7/15/2023	230,000	229,629
Hess Corp., 5.8%, 4/1/2047	140,000	144,668
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042	110,000	97,334
Kinder Morgan, Inc., 3.15%, 1/15/2023	150,000	144,828
MPLX LP, 3.375%, 3/15/2023	30,000	29,339
Newfield Exploration Co., 5.75%, 1/30/2022	60,000	62,475
Plains All American Pipeline LP:
2.85%, 1/31/2023	165,000	155,337
4.3%, 1/31/2043	95,000	78,478
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044	75,000	67,983

		2,794,075

Financials 11.1%
AerCap Ireland Capital DAC, 3.3%, 1/23/2023	150,000	144,177
Ares Capital Corp.:
3.625%, 1/19/2022	130,000	126,775
3.875%, 1/15/2020	200,000	200,654
ASB Bank Ltd., 144A, 3.75%, 6/14/2023	200,000	199,101

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	5

	Principal Amount ($)(a)	Value ($)
AXA Equitable Holdings, Inc., 144A, 5.0%, 4/20/2048	100,000	92,261
Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027	225,000	203,062
Banco Santander SA, 4.379%, 4/12/2028	200,000	191,225
Barclays PLC, 4.338%, 5/16/2024	200,000	197,527
BNP Paribas SA, 144A, 4.625%, 3/13/2027	300,000	294,459
BNZ International Funding Ltd., 144A, 2.9%, 2/21/2022	250,000	243,647
Citigroup, Inc., 3.2%, 10/21/2026	170,000	158,088
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028	250,000	243,187
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	100,000	100,524
Fairfax Financial Holdings Ltd., 144A, 4.85%, 4/17/2028	96,000	94,939
FS Investment Corp., 4.75%, 5/15/2022	40,000	39,865
HSBC Holdings PLC:
4.375%, 11/23/2026	200,000	196,599
6.0%, 5/22/2027	225,000	208,687
Intesa Sanpaolo SpA, 144A, 3.875%, 7/14/2027	150,000	129,428
JPMorgan Chase & Co., 2.95%, 10/1/2026	140,000	130,045
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044	70,000	69,186
Kookmin Bank, 144A, 2.875%, 3/25/2023	200,000	191,972
Legg Mason, Inc., 5.625%, 1/15/2044	100,000	104,049
Macquarie Group Ltd., 144A, 3.189%, 11/28/2023	220,000	209,911
Manulife Financial Corp., 4.061%, 2/24/2032	200,000	189,675
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044	80,000	85,430
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023	200,000	193,742
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022	270,000	266,027
Standard Chartered PLC, 144A, 3.885%, 3/15/2024	5,000	4,909
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	70,000	70,132
The Goldman Sachs Group, Inc., 3.75%, 2/25/2026	290,000	280,981
Westpac Banking Corp., 5.0%, 9/21/2027	185,000	159,686
Woori Bank, 144A, 4.5%, 12/29/2049	250,000	235,623

		5,255,573

Health Care 2.2%
AbbVie, Inc., 4.45%, 5/14/2046	120,000	114,750
Allergan Funding SCS, 4.75%, 3/15/2045	70,000	67,384
Bayer US Finance II LLC, 144A, 4.375%, 12/15/2028	200,000	200,380
Centene Escrow I Corp., 144A, 5.375%, 6/1/2026	105,000	106,379
CVS Health Corp., 4.78%, 3/25/2038	129,000	126,881

	Principal Amount ($)(a)	Value ($)
HCA, Inc., 5.25%, 6/15/2026	130,000	129,116
Stryker Corp.:
3.375%, 11/1/2025	80,000	76,852
4.625%, 3/15/2046	40,000	40,752
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024	200,000	198,065

		1,060,559

Industrials 1.9%
Boeing Co., 3.625%, 3/1/2048	25,000	23,426
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026	40,000	40,500
CSX Corp., 4.25%, 11/1/2066	130,000	112,395
Delta Air Lines, Inc., 4.375%, 4/19/2028	154,000	148,304
FedEx Corp., 4.05%, 2/15/2048	220,000	197,617
Union Pacific Corp., 4.5%, 9/10/2048	55,000	55,910
United Rentals North America, Inc., 5.5%, 5/15/2027	330,000	320,100

		898,252

Information Technology 4.5%
Amazon.com, Inc., 4.25%, 8/22/2057	135,000	133,115
Apple, Inc., 3.45%, 2/9/2045	60,000	53,623
Booking Holdings, Inc., 2.75%, 3/15/2023	105,000	101,303
Broadcom Corp.:
3.5%, 1/15/2028	115,000	104,722
3.625%, 1/15/2024	125,000	121,001
Dell International LLC, 144A, 5.875%, 6/15/2021	240,000	243,269
DXC Technology Co., 4.75%, 4/15/2027	190,000	191,962
Fair Isaac Corp., 144A, 5.25%, 5/15/2026	95,000	95,356
Fidelity National Information Services, Inc., 4.25%, 5/15/2028	53,000	52,783
Microchip Technology, Inc., 144A, 3.922%, 6/1/2021	97,000	97,161
Netflix, Inc., 144A, 5.875%, 11/15/2028	235,000	237,280
QUALCOMM, Inc., 3.25%, 5/20/2027	133,000	123,757
Seagate HDD Cayman, 4.25%, 3/1/2022	90,000	88,781
VMware, Inc., 3.9%, 8/21/2027	275,000	253,929
Western Digital Corp., 4.75%, 2/15/2026	245,000	238,263

		2,136,305

Materials 1.5%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027	230,000	226,765
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)	110,000	111,650
Celulosa Arauco y Constitucion SA, 5.5%, 11/2/2047	200,000	194,602
Crown Americas LLC, 144A, 4.75%, 2/1/2026	80,000	76,000
Yamana Gold, Inc., 4.95%, 7/15/2024	110,000	109,880

		718,897

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Bond VIP

	Principal Amount ($)(a)	Value ($)

Real Estate 4.5%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023	95,000	82,650
(REIT), 5.95%, 12/15/2026	130,000	109,484
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028	50,000	46,867
(REIT), 5.25%, 1/15/2023	135,000	141,458
Government Properties Income Trust:
(REIT), 3.75%, 8/15/2019	60,000	60,075
(REIT), 4.0%, 7/15/2022	125,000	123,521
Hospitality Properties Trust:
(REIT), 3.95%, 1/15/2028	70,000	63,956
(REIT), 5.25%, 2/15/2026	155,000	157,274
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024	135,000	131,614
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026	120,000	111,450
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)	165,000	159,079
Realty Income Corp., (REIT), 3.875%, 4/15/2025	250,000	246,485
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	190,000	181,688
Select Income REIT:
(REIT), 4.15%, 2/1/2022	80,000	79,443
(REIT), 4.25%, 5/15/2024	80,000	76,503
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024	200,000	197,589
Welltower, Inc., (REIT), 4.0%, 6/1/2025	75,000	73,555
4.25%, 4/15/2028	105,000	103,174

		2,145,865

Telecommunication Services 0.8%
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026	250,000	238,520
Verizon Communications, Inc., 5.5%, 3/16/2047	60,000	62,872
Vodafone Group PLC, 5.25%, 5/30/2048	98,000	97,729

		399,121

Utilities 3.2%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025	210,000	207,703
Calpine Corp., 144A, 5.25%, 6/1/2026	235,000	221,341
EDP Finance BV, 144A, 3.625%, 7/15/2024	200,000	191,496
Electricite de France SA, 144A, 4.75%, 10/13/2035	150,000	155,288
Israel Electric Corp., Ltd.:
144A, REG S, 4.25%, 8/14/2028	290,000	278,881
Series 6, 144A, REG S, 5.0%, 11/12/2024	300,000	307,950
Sempra Energy, 4.0%, 2/1/2048	55,000	49,432
Southern Power Co., Series F, 4.95%, 12/15/2046	87,000	87,488

		1,499,579
Total Corporate Bonds (Cost $22,206,029)		21,449,145

	Principal Amount ($)(a)	Value ($)

Mortgage-Backed Securities Pass-Throughs 20.6%
Federal Home Loan Mortgage Corp.:
3.5%, 12/1/2047	479,189	476,995
4.0%, 8/1/2039	388,651	398,355
5.5%, with various maturities from 10/1/2023 until 5/1/2041	605,512	654,735
6.5%, 3/1/2026	72,404	77,220
Federal National Mortgage Association:
12-month USD-LIBOR + 1.750%, 3.5%*, 9/1/2038	27,313	28,568
3.5%, with various maturities from 12/1/2045 until 7/1/2048 (c)	2,792,892	2,786,925
4.0%, 7/1/2048 (c)	1,300,000	1,325,352
4.5%, 7/1/2048 (c)	1,900,000	1,978,391
5.0%, 10/1/2033	30,779	33,005
5.5%, with various maturities from 12/1/2032 until 8/1/2037	603,343	654,176
6.0%, with various maturities from 4/1/2024 until 3/1/2025	164,687	179,985
6.5%, with various maturities from 11/1/2024 until 1/1/2036	55,329	60,989
Government National Mortgage Association, 4.0%, 7/1/2048 (c)	1,100,000	1,127,414
Total Mortgage-Backed Securities Pass-Throughs (Cost $9,809,695)		9,782,110

Asset-Backed 7.3%
Automobile Receivables 2.1%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2015-1A, 144A, 3.96%, 7/20/2021	500,000	497,045
CarMax Auto Owner Trust, “A4”, Series 2015-1, 1.83%, 7/15/2020	500,000	497,946

		994,991

Credit Card Receivables 3.1%
Discover Card Execution Note Trust, “A4”, Series 2014-A4, 2.12%, 12/15/2021	500,000	497,313
World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	1,000,000	965,556

		1,462,869

Miscellaneous 2.1%
Hilton Grand Vacations Trust, “B”, Series 2014-AA, 144A, 2.07%, 11/25/2026	103,335	101,608
Taco Bell Funding LLC, “A2I”, Series 2016-1A, 144A, 3.832%, 5/25/2046	733,825	734,706
Wendy’s Funding LLC, “A2I”, Series 2018-1A, 144A, 3.573%, 3/15/2048	199,000	193,531

		1,029,845
Total Asset-Backed (Cost $3,535,147)		3,487,705

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	7

	Principal Amount ($)(a)	Value ($)

Commercial Mortgage-Backed Securities 1.2%
BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.173% *, 11/15/2034	280,000	279,657
FHLMC Multifamily Structured Pass-Through Certificates:
“X1”, Series K043, Interest Only, 0.672% *, 12/25/2024	4,939,682	149,189
“X1”, Series K054, Interest Only, 1.316% *, 1/25/2026	1,835,804	134,502
Total Commercial Mortgage-Backed Securities (Cost $562,175)		563,348

Collateralized Mortgage Obligations 4.4%
Countrywide Home Loans, “A2”, Series 2006-1, 6.0%, 3/25/2036	170,253	142,563
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	84,944	49,378
Federal Home Loan Mortgage Corp.:
“PI”, Series 4485, Interest Only, 3.5%, 6/15/2045	1,696,923	347,109
“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	266,428	42,922
“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	1,238,322	282,784
Federal National Mortgage Association, “ZL” , Series 2017-55, 3.0%, 10/25/2046	515,208	438,714
Government National Mortgage Association:
“PL”, Series 2013-19, 2.5%, 2/20/2043	684,500	616,601
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	275,014	36,773
“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039	212,952	34,028
“EI”, Series 2011-162, Interest Only, 4.5%, 5/20/2040	243,421	10,316
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	63,121	11,837
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	122,911	24,217
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039	47,863	9,189
MASTR Alternative Loans Trust:
“5A1”, Series 2005-1, 5.5%, 1/25/2020	13,109	13,316
“8A1”, Series 2004-3, 7.0%, 4/25/2034	4,573	4,855
Total Collateralized Mortgage Obligations (Cost $2,109,624)		2,064,602

Government & Agency Obligations 15.8%
Other Government Related (d) 2.0%
Inter-American Development Bank, 7.0%, 6/15/2025	400,000	490,422
Novatek OAO, 144A, 6.604%, 2/3/2021	300,000	318,180

	Principal Amount ($)(a)		Value ($)
Provincia de Neuquen Argentina, 144A, 7.5%, 4/27/2025		150,000	124,812

			933,414

Sovereign Bonds 3.4%
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	555,287	653,578
Kingdom of Norway, Series 480, 144A, REG S, 2.0%, 4/26/2028	NOK	7,750,000	971,290

			1,624,868

U.S. Treasury Obligations 10.4%
U.S. Treasury Bond, 3.0%, 2/15/2048		1,117,000	1,120,752
U.S. Treasury Notes:
2.75%, 5/31/2023		818,000	819,023
2.875%, 5/15/2028		3,020,000	3,026,016

			4,965,791
Total Government & Agency Obligations (Cost $7,500,061)			7,524,073

Short-Term U.S. Treasury Obligations 3.8%
U.S. Treasury Bills:
1.18% **, 8/16/2018 (e)		804,000	802,166
1.381% **, 10/11/2018		1,000,000	994,589
Total Short-Term U.S. Treasury Obligations (Cost $1,798,876)			1,796,755

Commercial Paper 4.2%
Catholic Health Initiatives, 2.708%**, 10/10/2018 (Cost $1,985,131)		2,000,000	1,985,131

	Shares		Value ($)
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (f) (g) (Cost $560,435)		560,435	560,435

Cash Equivalents 6.4%
DWS Central Cash Management Government Fund, 1.85% (f) (Cost $3,058,618)		3,058,618	3,058,618

	% of Net Assets		Value ($)
Total Investment Portfolio (Cost $53,125,791)		110.1	52,271,922
Other Assets and Liabilities, Net		(10.1)	(4,796,618)
Net Assets		100.0	47,475,304

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Bond VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (f) (g)
1,394,433	—	833,998	—	—	4,880	—	560,435	560,435
Cash Equivalents 6.4%
DWS Central Cash Management Government Fund, 1.85% (f)
1,055,489	23,611,609	21,608,480	—	—	14,698	—	3,058,618	3,058,618
2,449,922	23,611,609	22,442,478	—	—	19,578	—	3,619,053	3,619,053

*	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $541,450, which is 1.1% of net assets.

(c)	When-issued, delayed delivery or forward commitment securities included.

(d)	Government-backed debt issued by financial companies or government sponsored enterprises.

(e)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

PJSC: Public Joint Stock Company

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/19/2018	7	843,186	841,313	(1,873)
U.S. Treasury Long Bond	USD	9/19/2018	8	1,157,079	1,160,000	2,921
Ultra 10 Year U.S. Treasury Note	USD	9/19/2018	30	3,823,782	3,847,031	23,249
Total net unrealized appreciation						24,297

At June 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year U.S. Treasury Note	USD	9/28/2018	12	1,367,509	1,363,406	4,103
Federal Republic of Germany Euro-Bund	EUR	9/6/2018	6	1,127,525	1,138,955	(11,430)
Euro-OAT French Government Bond	EUR	9/6/2018	14	2,496,828	2,526,606	(29,778)
Ultra Long U.S. Treasury Bond	USD	9/19/2018	12	1,907,225	1,914,750	(7,525)
Total net unrealized depreciation						(44,630)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	9

As of June 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	522,000	USD	650,028	7/18/2018	39,628	HSBC Holdings PLC
NOK	7,750,000	USD	992,296	7/24/2018	39,780	Danske Bank AS
USD	221,265	EUR	190,000	8/2/2018	1,150	Credit Agricole CIB
EUR	190,000	USD	232,076	8/2/2018	9,661	Credit Agricole CIB
SEK	8,364,905	USD	938,110	8/15/2018	919	Danske Bank AS
EUR	416,000	USD	501,792	8/16/2018	14,277	Canadian Imperial Bank of Commerce
Total unrealized appreciation					105,415

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	963,756	JPY	104,984,001	7/19/2018	(14,296)	Toronto-Dominion Bank
USD	971,339	CAD	1,246,000	8/7/2018	(22,930)	Barclays Bank PLC
USD	979,516	SEK	8,364,905	8/15/2018	(42,325)	Danske Bank AS
USD	488,216	EUR	416,000	8/16/2018	(700)	Canadian Imperial Bank of Commerce
Total unrealized depreciation					(80,251)

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$21,449,145	$—	$21,449,145
Mortgage-Backed Securities Pass-Throughs	—	9,782,110	—	9,782,110
Asset-Backed	—	3,487,705	—	3,487,705
Commercial Mortgage-Backed Securities	—	563,348	—	563,348
Collateralized Mortgage Obligations	—	2,064,602	—	2,064,602
Government & Agency Obligations	—	7,524,073	—	7,524,073
Short-Term U.S. Treasury Obligations	—	1,796,755	—	1,796,755
Commercial Paper	—	1,985,131	—	1,985,131
Short-Term Investments (h)	3,619,053	—	—	3,619,053
Derivatives (i)
Futures Contracts	30,273	—	—	30,273
Forward Foreign Currency Contracts	—	105,415	—	105,415
Total	$3,649,326	$48,758,284	$—	$52,407,440

Liabilities	Level 1	Level 2	Level 3	Level 2
Derivatives (i)
Futures Contracts	$(50,606)	$—	$—	$(50,606)
Forward Foreign Currency Contracts	—	(80,251)	—	(80,251)
Total	$(50,606)	$(80,251)	$—	$(130,857)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(h)	See Investment Portfolio for additional detailed categorizations.

(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series I — DWS Bond VIP

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $49,506,738) — including $541,450 of securities loaned	$48,652,869
Investment in Government & Agency Securities Portfolio (cost $560,435)*	560,435
Investment in DWS Central Cash Management Government Fund (cost $3,058,618)	3,058,618
Cash	6,225
Foreign currency, at value (cost $545,122)	534,539
Receivable for investments sold — when-issued/delayed delivery securities	2,144,938
Receivable for Fund shares sold	2,479
Interest receivable	352,638
Unrealized appreciation on forward foreign currency contracts	105,415
Other assets	864
Total assets	55,419,020

Liabilities
Payable upon Securities loaned	560,435
Payable for investments purchased — when-issued/delayed delivery securities	7,160,280
Payable for Fund shares redeemed	23,923
Payable for variation margin on futures contracts	11,998
Unrealized depreciation on forward foreign currency contracts	80,251
Accrued management fee	9,633
Accrued Trustees’ fees	955
Other accrued expenses and payables	96,241
Total liabilities	7,943,716
Net assets, at value	$47,475,304

Net Assets Consist of
Undistributed net investment income	731,677
Net unrealized appreciation (depreciation) on:
Investments	(853,869)
Futures	(20,333)
Foreign currency	(10,695)
Forward foreign currency contracts	25,164
Accumulated net realized gain (loss)	(2,649,542)
Paid-in capital	50,252,902
Net assets, at value	$47,475,304
Net Asset Value
Net asset value, offering and redemption price per share ($47,475,304 ÷ 8,955,702 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.30

*	Represents collateral on securities loaned.

Statement of Operations

For the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Interest	$917,790
Income distributions — DWS Central Cash Management Government Fund	14,698
Securities lending income, net of borrower rebates	4,880
Total income	937,368
Expenses:
Management fee	94,988
Administration fee	24,356
Services to shareholders	613
Custodian fee	9,530
Professional fees	48,386
Reports to shareholders	11,552
Trustees’ fees and expenses	2,776
Pricing service fee	12,762
Other	3,541
Total expenses before expense reductions	208,504
Expense reductions	(42,120)
Total expenses after expense reductions	166,384
Net investment income	770,984

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(687,569)
Swap contracts	(123,648)
Futures	(71,534)
Forward foreign currency contracts	6,106
Foreign currency	22,092
(854,553)
Change in net unrealized appreciation (depreciation) on:
Investments	(1,250,235)
Swap contracts	10,504
Futures	(29,643)
Forward foreign currency contracts	19,991
Foreign currency	(22,250)
(1,271,633)
Net gain (loss)	(2,126,186)
Net increase (decrease) in net assets resulting from operations	$(1,355,202)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	11

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$770,984	$2,126,076
Net realized gain (loss)	(854,553)	1,507,922
Change in net unrealized appreciation (depreciation)	(1,271,633)	581,196
Net increase (decrease) in net assets resulting from operations	(1,355,202)	4,215,194
Distributions to shareholders from:
Net investment income:
Class A	(2,159,140)	(1,811,823)
Fund share transactions:
Class A
Proceeds from shares sold	1,142,853	5,538,840
Reinvestment of distributions	2,159,140	1,811,823
Payments for shares redeemed	(3,807,288)	(35,229,871)
Net increase (decrease) in net assets from Class A share transactions	(505,295)	(27,879,208)
Increase (decrease) in net assets	(4,019,637)	(25,475,837)
Net assets at beginning of period	51,494,941	76,970,778
Net assets at end of period (including undistributed net investment income of $731,677 and $2,119,833, respectively)	$47,475,304	$51,494,941

Other Information
Class A
Shares outstanding at beginning of period	9,030,036	13,944,103
Shares sold	207,803	986,189
Shares issued to shareholders in reinvestment of distributions	407,385	328,229
Shares redeemed	(689,522)	(6,228,485)
Net increase (decrease) in Class A shares	(74,334)	(4,914,067)
Shares outstanding at end of period	8,955,702	9,030,036

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche DWS Variable Series I — DWS Bond VIP

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$5.70		$5.52	$5.49	$5.67	$5.51	$5.89
Income (loss) from investment operations:
Net investment income[a]	.09		.17	.15	.14	.17	.16
Net realized and unrealized gain (loss)	(.24)		.15	.17	(.15)	.19	(.33)
Total from investment operations	(.15)		.32	.32	(.01)	.36	(.17)
Less distributions from:
Net investment income	(.25)		(.14)	(.29)	(.17)	(.20)	(.21)
Net asset value, end of period	$5.30		$5.70	$5.52	$5.49	$5.67	$5.51
Total Return (%)[b]	(2.65	)**	5.83	5.93	(.29)	6.63	(3.03)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47		51	77	80	101	105
Ratio of expenses before expense reductions (%)[c]	.86	*	.74	.78	.69	.69	.65
Ratio of expenses after expense reductions (%)[c]	.68	*	.65	.64	.64	.61	.56
Ratio of net investment income (%)	3.17	*	2.99	2.68	2.54	2.99	2.88
Portfolio turnover rate (%)	109	**	205	236	197	273	418

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Bond VIP	|	13

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (formerly Deutsche Variable Series I) (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end, registered management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP (formerly Deutsche Bond VIP), DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP), DWS Core Equity VIP (formerly Deutsche Core Equity VIP), DWS CROCI® International VIP (formerly Deutsche CROCI® International VIP) and DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP) (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Bond VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Trustees of the Series. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

14	|	Deutsche DWS Variable Series I — DWS Bond VIP

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Deutsche DWS Variable Series I — DWS Bond VIP	|	15

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2017, the Fund had net tax basis capital loss carryforwards of approximately $1,791,000 of long-term losses, which may be applied against realized net taxable capital gains indefinitely.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $57,278,314. The net unrealized appreciation for all investments based on tax cost was $390,796. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,071,463 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $680,667.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in forward foreign currency exchange contracts, futures contracts, swap contracts, expiration of capital loss carryforward and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2018, the Fund invested in interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent

16	|	Deutsche DWS Variable Series I — DWS Bond VIP

upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2018, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,135,000 to $5,824,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $5,994,000 to $6,899,000.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2018, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

As of June 30, 2018 the fund did not hold open interest rate swap contracts. For the six months ended June 30, 2018, the investment in interest rate swap contracts had a total USD equivalent notional amount generally indicative of a range from $0 to approximately $2,997,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract“) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward currency contracts. For the six months ended June 30, 2018, the Fund invested in forward currency contracts to hedge its exposure to changes in foreign currency exchange rates

Deutsche DWS Variable Series I — DWS Bond VIP	|	17

on its foreign currency denominated securities. In addition, the Fund also engaged in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2018, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2018, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $2,584,000 to $3,314,000 and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $1,281,000 to $3,624,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$30,273	$30,273
Foreign Exchange Contracts (b)	105,415	—	105,415
	$105,415	$30,273	$135,688

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (c)	$—	$(50,606)	$(50,606)
Foreign Exchange Contracts (d)	(80,251)	—	(80,251)
	$(80,251)	$(50,606)	$(130,857)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(c)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d)	Unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contract (e)	$—	$(123,648)	$(71,534)	$(195,182)
Foreign Exchange Contracts (f)	6,106	—	—	6,106
	$6,106	$(123,648)	$(71,534)	$(189,076)

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Net realized gain (loss) from swap contracts and futures, respectively

(f)	Net realized gain (loss) from forward foreign currency contracts

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Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (g)	$—	$10,504	$(29,643)	$(19,139)
Foreign Exchange Contracts (h)	19,991	—	—	19,991
	$19,991	$10,504	$(29,643)	$852

Each of the above derivatives is located in the following Statement of Operations accounts:

(g)	Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

(h)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of June 30, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Canadian Imperial Bank of Commerce	$14,277	$(700)	$—	$13,577
Credit Agricole CIB	10,811	—	—	10,811
Danske Bank AS	40,699	(40,699)	—	—
HSBC Holdings PLC	39,628	—	—	39,628
	$105,415	$(41,399)	$—	$64,016

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$22,930	$—	$—	$22,930
Canadian Imperial Bank of Commerce	700	(700)	—	—
Danske Bank AS	42,325	(40,699)	—	1,626
Toronto-Dominion Bank	14,296	—	—	14,296
	$80,251	$(41,399)	$—	$38,852

C. Purchases and Sales of Securities

During the year ended June 30, 2018, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$61,140,910	$69,861,809
U.S. Treasury Obligations	$10,298,084	$5,984,831

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche DWS Variable Series I — DWS Bond VIP	|	19

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.

For the period from January 1, 2018 through April 30, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.66%.

Effective May 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.73%.

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed were $42,120.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $24,356, of which $3,917 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC aggregated $281, of which $92 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $5,973, of which $5,942 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $367.

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E. Ownership of the Fund

At June 30, 2018, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 42%, 25% and 15%, respectively.

F. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series I was renamed Deutsche DWS Variable Series I and Deutsche Bond VIP was renamed DWS Bond VIP.

Deutsche DWS Variable Series I — DWS Bond VIP	|	21

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$973.50
Expenses Paid per $1,000*	$3.33

Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/18	$1,000.00
Ending Account Value 6/30/18	$1,021.42
Expenses Paid per $1,000*	$3.41

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Class A
Deutsche DWS Variable Series I — DWS Bond VIP	.68

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series I — DWS Bond VIP	|	23

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Bond VIP’s (now known as DWS Bond VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

24	|	Deutsche DWS Variable Series I — DWS Bond VIP

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Deutsche DWS Variable Series I — DWS Bond VIP	|	25

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

26	|	Deutsche DWS Variable Series I — DWS Bond VIP

VS1bond-3 (R-028373-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series I

(formerly Deutsche Variable Series I)

DWS Capital Growth VIP

(formerly Deutsche Capital Growth VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. The Fund may lend securities to approved institutions. See the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.50% and 0.75% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Russell 1000® Growth Index is an unmanaged index that consists of those stocks in the Russell 1000® Index that have higher price to book ratios and higher forecasted growth values.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,771	$11,927	$14,391	$21,236	$27,400
	Average annual total return	7.71%	19.27%	12.90%	16.26%	10.60%
Russell 1000 Growth Index	Growth of $10,000	$10,725	$12,251	$15,199	$21,328	$30,580
	Average annual total return	7.25%	22.51%	14.98%	16.36%	11.83%

DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,756	$11,893	$14,278	$20,943	$26,589
	Average annual total return	7.56%	18.93%	12.61%	15.93%	10.27%
Russell 1000 Growth Index	Growth of $10,000	$10,725	$12,251	$15,199	$21,328	$30,580
	Average annual total return	7.25%	22.51%	14.98%	16.36%	11.83%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	98%	98%
Cash Equivalents	2%	2%
Convertible Preferred Stocks	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Information Technology	43%	36%
Consumer Discretionary	17%	16%
Health Care	13%	17%
Industrials	11%	11%
Financials	6%	6%
Consumer Staples	4%	5%
Telecommunication Services	2%	3%
Real Estate	2%	2%
Materials	1%	3%
Energy	1%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager

Sebastian P. Werner, PhD, Director

Portfolio Manager

4	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 98.2%
Consumer Discretionary 16.9%
Hotels, Restaurants & Leisure 2.4%
Las Vegas Sands Corp.	74,365	5,678,512
McDonald’s Corp.	90,048	14,109,621

		19,788,133

Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.*	23,208	39,448,959
Booking Holdings, Inc.*	4,626	9,377,318

		48,826,277

Media 3.0%
Comcast Corp. “A”	189,976	6,233,113
Live Nation Entertainment, Inc.*	85,736	4,164,197
Walt Disney Co.	131,267	13,758,094

		24,155,404

Multiline Retail 1.0%
Dollar General Corp.	79,443	7,833,080

Specialty Retail 3.8%
Burlington Stores, Inc.*	58,773	8,847,100
Home Depot, Inc.	113,064	22,058,786

		30,905,886

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	50,924	5,519,652

Consumer Staples 3.7%
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	40,435	8,450,106

Food Products 1.8%
Mondelez International, Inc. “A”	124,882	5,120,162
Pinnacle Foods, Inc.	143,481	9,334,874

		14,455,036

Personal Products 0.9%
Estee Lauder Companies, Inc. “A”	49,551	7,070,432

Energy 0.7%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	41,969	5,806,411

Financials 6.1%
Banks 1.5%
SVB Financial Group*	42,611	12,304,352

Capital Markets 2.3%
Intercontinental Exchange, Inc.	136,545	10,042,885
The Charles Schwab Corp.	171,155	8,746,020

		18,788,905

Insurance 2.3%
Progressive Corp.	316,677	18,731,445

Health Care 12.5%
Biotechnology 3.9%
Alexion Pharmaceuticals, Inc.*	72,119	8,953,574
Biogen, Inc.*	19,983	5,799,866
BioMarin Pharmaceutical, Inc.*	47,653	4,488,913
Celgene Corp.*	83,981	6,669,771
Shire PLC (ADR)	34,869	5,885,887

		31,798,011

	Shares	Value ($)
Health Care Equipment & Supplies 4.5%
Becton, Dickinson & Co.	96,740	23,175,035
Danaher Corp.	101,296	9,995,889
The Cooper Companies, Inc.	15,783	3,716,107

		36,887,031

Life Sciences Tools & Services 2.3%
Thermo Fisher Scientific, Inc.	89,446	18,527,844

Pharmaceuticals 1.8%
Bristol-Myers Squibb Co.	60,658	3,356,814
Zoetis, Inc.	130,772	11,140,466

		14,497,280

Industrials 10.6%
Aerospace & Defense 3.3%
Boeing Co.	56,395	18,921,086
TransDigm Group, Inc.	23,263	8,028,992

		26,950,078

Electrical Equipment 1.5%
AMETEK, Inc.	165,443	11,938,367

Industrial Conglomerates 1.3%
Roper Technologies, Inc.	38,541	10,633,847

Machinery 0.9%
Parker-Hannifin Corp.	48,303	7,528,023

Professional Services 2.4%
TransUnion	118,345	8,478,236
Verisk Analytics, Inc.*	99,809	10,743,441

		19,221,677

Road & Rail 1.2%
Norfolk Southern Corp.	64,461	9,725,231

Information Technology 42.3%
Internet Software & Services 8.7%
2U, Inc.*	32,161	2,687,373
Alphabet, Inc. “A”*	17,959	20,279,123
Alphabet, Inc. “C”*	16,506	18,414,919
Facebook, Inc. “A”*	96,952	18,839,713
Spotify Technology SA*	61,357	10,322,702

		70,543,830

IT Services 8.3%
Cognizant Technology Solutions Corp. “A”	150,227	11,866,430
Fidelity National Information Services, Inc.	93,696	9,934,587
FleetCor Technologies, Inc.*	29,226	6,156,457
Global Payments, Inc.	89,747	10,005,893
Visa, Inc. “A”	223,631	29,619,926

		67,583,293

Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc.	85,293	8,181,305
Broadcom, Inc.	59,977	14,552,819
NVIDIA Corp.	66,499	15,753,613

		38,487,737

Software 14.4%
Activision Blizzard, Inc.	218,575	16,681,644
Adobe Systems, Inc.*	65,393	15,943,467
Intuit, Inc.	48,264	9,860,577

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	5

	Shares	Value ($)
Microsoft Corp.	483,363	47,664,425
Oracle Corp.	178,624	7,870,173
salesforce.com, Inc.*	107,537	14,668,047
ServiceNow, Inc.*	25,850	4,458,350

		117,146,683

Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	242,758	44,936,934
Pure Storage, Inc. “A”*	180,873	4,319,247

		49,256,181

Materials 1.6%
Chemicals 0.8%
Albemarle Corp.	67,847	6,400,008

Construction Materials 0.8%
Vulcan Materials Co.	47,537	6,135,125

Real Estate 1.8%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	76,800	8,569,344
Prologis, Inc.	95,608	6,280,490

		14,849,834

Telecommunication Services 2.0%
Diversified Telecommunication Services 1.1%
Zayo Group Holdings, Inc.*	232,950	8,498,016

	Shares	Value ($)

Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.*	123,963	7,406,789
Total Common Stocks (Cost $413,862,067)		796,650,004

Convertible Preferred Stock 0.0%
Industrials
Stericycle, Inc. Series A, 5.25% (Cost $270,100)	2,701	132,781

Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 1.85% (a) (Cost $15,317,784)	15,317,784	15,317,784

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $429,449,951)	100.1	812,100,569
Other Assets and Liabilities, Net	(0.1)	(673,209)
Net Assets	100.0	811,427,360

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.00%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (a) (b)
4,867,950	—	4,867,950	—	—	346	—	—	—
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 1.85% (a)
11,650,299	82,806,724	79,139,239	—	—	61,983	—	15,317,784	15,317,784
16,518,249	82,806,724	84,007,189	—	—	62,329	—	15,317,784	15,317,784

*	Non-income producing security.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$796,650,004	$—	$—	$796,650,004
Convertible Preferred Stock	132,781	—	—	132,781
Short-Term Investments	15,317,784	—	—	15,317,784
Total	$812,100,569	$—	$—	$812,100,569

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $414,132,167)	$796,782,785
Investment in DWS Central Cash Management Government Fund (cost $15,317,784)	15,317,784
Cash	10,000
Receivable for Fund shares sold	17,186
Dividends receivable	128,247
Interest receivable	18,422
Other assets	4,665
Total assets	812,279,089

Liabilities
Payable for Fund shares redeemed	439,760
Accrued management fee	251,832
Accrued Trustees’ fees	538
Other accrued expenses and payables	159,599
Total liabilities	851,729
Net assets, at value	$811,427,360

Net Assets Consist of
Undistributed net investment income	2,116,989
Net unrealized appreciation (depreciation) on:
Investments	382,650,618
Accumulated net realized gain (loss)	58,702,499
Paid-in capital	367,957,254
Net assets, at value	$811,427,360

Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($805,352,856 ÷ 26,981,159 outstanding shares of beneficial interest, $.01par value, unlimited number of shares authorized)	$29.85
Class B
Net Asset Value, offering and redemption price per share ($6,074,504 ÷ 204,033 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$29.77

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends	$4,133,152
Income distributions — DWS Central Cash Management Government Fund	61,983
Securities lending income, net of borrower rebates	346
Total income	4,195,481
Expenses:
Management fee	1,481,667
Administration fee	397,445
Services to Shareholders	1,185
Record keeping fee (Class B)	38
Distribution service fee (Class B)	7,507
Custodian fee	5,255
Professional fees	43,280
Reports to shareholders	23,754
Trustees’ fees and expenses	20,176
Other	21,754
Total expenses	2,002,061
Net investment income	2,193,420

Realized and Unrealized gain (loss)
Net realized gain (loss) from investments	59,426,639
Change in net unrealized appreciation (depreciation) on investments	(2,482,622)
Net gain (loss)	56,944,017
Net increase (decrease) in net assets resulting from operations	$59,137,437

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	7

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	2,193,420	$5,732,351
Net realized gain (loss)	59,426,639	73,188,413
Change in net unrealized appreciation (depreciation)	(2,482,622)	111,635,895
Net increase (decrease) in net assets resulting from operations	59,137,437	190,556,659
Distributions to shareholders from:
Net investment income:
Class A	(5,710,019)	(6,004,257)
Class B	(28,879)	(28,374)
Net realized gains:
Class A	(72,582,745)	(63,517,984)
Class B	(554,684)	(466,086)
Total distributions	(78,876,327)	(70,016,701)
Fund share transactions:
Class A
Proceeds from shares sold	22,984,839	60,007,049
Reinvestment of distributions	78,292,764	69,522,241
Payments of shares redeemed	(52,539,666)	(217,855,027)
Net increase (decrease) in net assets from Class A share transactions	48,737,937	(88,325,737)
Class B
Proceeds from shares sold	168,313	1,092,096
Reinvestment of distributions	583,563	494,460
Payments of shares redeemed	(433,251)	(1,795,865)
Net increase (decrease) in net assets from Class B share transactions	318,625	(209,309)
Increase (decrease) in net assets	29,317,672	32,004,912
Net assets at beginning of period	782,109,688	750,104,776
Net assets at end of year (including undistributed net investment income of $2,116,989 and $5,662,467, respectively)	811,427,360	$782,109,688

Other Information
Class A
Shares outstanding at beginning of period	25,154,197	27,895,381
Shares sold	738,424	2,126,577
Shares issued to shareholders in reinvestment of distributions	2,776,339	2,573,944
Shares redeemed	(1,687,801)	(7,441,705)
Net increase (decrease) in Class A shares	1,826,962	(2,741,184)
Shares outstanding at end of period	26,981,159	25,154,197
Class B
Shares outstanding at beginning of period	191,717	197,662
Shares sold	5,461	39,266
Shares issued to shareholders in reinvestment of distributions	20,738	18,341
Shares redeemed	(13,883)	(63,552)
Net increase (decrease) in Class B shares	12,316	(5,945)
Shares outstanding at end of period	204,033	191,717

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$30.86		$26.70	$28.22	$29.95	$28.41	$21.38
Income (loss) from investment operations:
Net investment income (loss)[a]	.09		.20	.21	.20	.21	.21
Net realized and unrealized gain (loss)	2.10		6.47	.83	2.34	3.18	7.12
Total from investment operations	2.19		6.67	1.04	2.54	3.39	7.33
Less distributions from:
Net investment income	(.23)		(.22)	(.22)	(.22)	(.18)	(.30)
Net realized gains	(2.97)		(2.29)	(2.34)	(4.05)	(1.67)	—
Total distributions	(3.20)		(2.51)	(2.56)	(4.27)	(1.85)	(.30)
Net asset value, end of period	$29.85		$30.86	$26.70	$28.22	$29.95	$28.41
Total Return (%)	7.71	**	26.30	4.25	8.62	12.97	34.65

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	805		776	745	849	890	837
Ratio of expenses (%)[b]	.50	*	.50	.50	.49	.50	.50
Ratio of net investment income (loss) (%)	.55	*	.70	.82	.70	.76	.85
Portfolio turnover rate (%)	17	**	15	35	35	47	37

[a]	Based on average shares outstanding during the period.

[b]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$30.75		$26.61	$28.12	$29.84	$28.29	$21.29
Income (loss) from investment operations:
Net investment income (loss)[a]	.05		.13	.15	.13	.09	.13
Net realized and unrealized gain (loss)	2.09		6.44	.83	2.32	3.22	7.10
Total from investment operations	2.14		6.57	.98	2.45	3.31	7.23
Less distributions from:
Net investment income	(.15)		(.14)	(.15)	(.12)	(.09)	(.23)
Net realized gains	(2.97)		(2.29)	(2.34)	(4.05)	(1.67)	—
Total distributions	(3.12)		(2.43)	(2.49)	(4.17)	(1.76)	(.23)
Net asset value, end of period	$29.77		$30.75	$26.61	$28.12	$29.84	$28.29
Total Return (%)	7.56	**	25.96	4.00	8.33	12.67	34.19

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		6	5	4	3	14
Ratio of expenses (%)[b]	.76	*	.75	.76	.76	.80	.83
Ratio of net investment income (loss) (%)	.30	*	.45	.58	.44	.33	.52
Portfolio turnover rate (%)	17	**	15	35	35	47	37

[a]	Based on average shares outstanding during the period.

[b]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	9

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (formerly Deutsche Variable Series I) (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP (formerly Deutsche Bond VIP), DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP), DWS Core Equity VIP (formerly Deutsche Core Equity VIP), DWS CROCI® International VIP (formerly Deutsche CROCI® International VIP) and DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP) (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with

10	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds including DWS Government & Agency Securities Portfolio managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had no securities on loan.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was

$402,632,939. The net unrealized appreciation for all investments based on tax cost was $384,640,938. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $395,623,726 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $10,982,788.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	11

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $133,221,678 and $164,133,864, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.

For the period from January 1, 2018 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.82%
Class B	1.07%

12	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $397,445, of which $67,588 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$365	$105
Class B	96	96
	$461	$201

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee aggregated $7,507, of which $1,273 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $5,536, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $25.

D. Ownership of the Fund

At June 30, 2018, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 56% and 30%, respectively. Two participating insurance companies were the owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 61% and 30%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	13

Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series I was renamed Deutsche DWS Variable Series I and Deutsche Capital Growth VIP was renamed DWS Capital Growth VIP.

14	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,077.10	$1,075.60
Expenses Paid per $1,000*	$2.58	$3.91

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,022.32	$1,021.03
Expenses Paid per $1,000*	$2.51	$3.81

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Capital Growth VIP	.50%	.76%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Capital Growth VIP’s (now known as DWS Capital Growth VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

—	The Board also received extensive information throughout the year regarding performance of the Fund.

—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	17

regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period, has underperformed its benchmark in the one-year period and has performed equal to its benchmark in the three-year period ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA

18	|	Deutsche DWS Variable Series I — DWS Capital Growth VIP

related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	|	19

VS1capgro-3 (R-028374-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series I

(formerly Deutsche Variable Series I)

DWS Core Equity VIP

(formerly Deutsche Core Equity VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.57% and 0.86% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,353	$11,543	$13,810	$19,542	$27,469
	Average annual total return	3.53%	15.43%	11.36%	14.34%	10.63%
Russell 1000® Index	Growth of $10,000	$10,285	$11,454	$13,916	$18,729	$26,414
	Average annual total return	2.85%	14.54%	11.64%	13.37%	10.20%

DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,336	$11,509	$13,702	$19,285	$26,829
	Average annual total return	3.36%	15.09%	11.07%	14.04%	10.37%
Russell 1000® Index	Growth of $10,000	$10,285	$11,454	$13,916	$18,729	$26,414
	Average annual total return	2.85%	14.54%	11.64%	13.37%	10.20%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	99%	99%
Cash Equivalents	1%	1%
Exchange-Traded Fund	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Exchange-Traded Fund, Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Information Technology	26%	23%
Health Care	15%	14%
Financials	14%	15%
Consumer Discretionary	12%	11%
Industrials	10%	10%
Energy	6%	6%
Consumer Staples	6%	8%
Real Estate	3%	4%
Materials	3%	4%
Utilities	3%	3%
Telecommunication Services	2%	2%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Di Kumble, CFA, Managing Director

Arno V. Puskar, Director

Portfolio Managers

4	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 12.4%
Hotels, Restaurants & Leisure 1.5%
Hyatt Hotels Corp. “A”	10,295	794,259
Yum! Brands, Inc.	10,176	795,967

		1,590,226

Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.*	2,345	3,986,031

Media 3.8%
Comcast Corp. “A”	12,714	417,146
Live Nation Entertainment, Inc.*	25,831	1,254,611
Omnicom Group, Inc.	31,073	2,369,938

		4,041,695

Multiline Retail 0.7%
Macy’s, Inc.	20,611	771,470

Specialty Retail 1.4%
Best Buy Co., Inc.	13,554	1,010,857
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,045	477,426

		1,488,283

Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. “B”	17,038	1,357,588

Consumer Staples 6.0%
Beverages 2.3%
PepsiCo, Inc.	22,213	2,418,329

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	2,675	559,022
Sprouts Farmers Market, Inc.*	10,971	242,130
Sysco Corp.	15,287	1,043,949

		1,845,101

Food Products 1.7%
Conagra Brands, Inc.	19,682	703,238
Pinnacle Foods, Inc.	5,219	339,548
The JM Smucker Co.	6,589	708,186

		1,750,972

Personal Products 0.3%
Coty, Inc. “A”	23,218	327,374

Energy 6.2%
Energy Equipment & Services 1.0%
Transocean Ltd.*	23,405	314,563
Weatherford International PLC*	233,143	767,041

		1,081,604

Oil, Gas & Consumable Fuels 5.2%
Concho Resources, Inc.*	6,009	831,345
Devon Energy Corp.	17,080	750,837
Laredo Petroleum, Inc.*	126,275	1,214,765
Newfield Exploration Co.*	60,484	1,829,641
ONEOK, Inc.	13,341	931,602

		5,558,190

Financials 13.5%
Banks 5.5%
Bank of the Ozarks, Inc.	10,412	468,956
Citigroup, Inc.	21,282	1,424,191

	Shares	Value ($)
PacWest Bancorp.	10,410	514,462
Popular, Inc.	33,112	1,496,994
U.S. Bancorp.	38,491	1,925,320

		5,829,923

Capital Markets 5.6%
Ameriprise Financial, Inc.	6,870	960,976
Ares Capital Corp.	66,200	1,088,990
BlackRock, Inc.	1,410	703,646
CME Group, Inc.	6,840	1,121,213
E*TRADE Financial Corp.*	7,478	457,354
Intercontinental Exchange, Inc.	7,430	546,477
LPL Financial Holdings, Inc.	8,155	534,479
S&P Global, Inc.	2,880	587,203

		6,000,338

Insurance 2.4%
Chubb Ltd.	10,293	1,307,417
MetLife, Inc.	28,227	1,230,697

		2,538,114

Health Care 14.5%
Biotechnology 5.5%
AbbVie, Inc.	20,432	1,893,025
Amgen, Inc.	9,454	1,745,114
Celgene Corp.*	5,576	442,846
Gilead Sciences, Inc.	24,437	1,731,117

		5,812,102

Health Care Equipment & Supplies 2.8%
Becton, Dickinson & Co.	6,261	1,499,885
Boston Scientific Corp.*	36,600	1,196,820
Hill-Rom Holdings, Inc.	3,385	295,646

		2,992,351

Health Care Providers & Services 3.0%
Cardinal Health, Inc.	2,879	140,582
Cigna Corp.	7,912	1,344,644
CVS Health Corp.	6,061	390,025
McKesson Corp.	10,042	1,339,603

		3,214,854

Pharmaceuticals 3.2%
Eli Lilly & Co.	6,286	536,384
Endo International PLC*	22,559	212,731
Merck & Co., Inc.	21,702	1,317,312
Pfizer, Inc.	37,418	1,357,525

		3,423,952

Industrials 9.9%
Aerospace & Defense 2.3%
Boeing Co.	7,237	2,428,086

Electrical Equipment 1.5%
AMETEK, Inc.	18,953	1,367,648
Regal Beloit Corp.	2,866	234,439

		1,602,087

Industrial Conglomerates 2.4%
Honeywell International, Inc.	7,627	1,098,670
Roper Technologies, Inc.	5,510	1,520,264

		2,618,934

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	5

	Shares	Value ($)
Machinery 1.6%
Ingersoll-Rand PLC	8,723	782,715
Parker-Hannifin Corp.	5,764	898,319

		1,681,034

Road & Rail 1.7%
Norfolk Southern Corp.	12,013	1,812,401

Trading Companies & Distributors 0.4%
WESCO International, Inc.*	7,043	402,155

Information Technology 25.5%
Internet Software & Services 4.0%
Alphabet, Inc. “A”*	1,619	1,828,159
Alphabet, Inc. “C”*	1,674	1,867,598
Facebook, Inc. “A”*	2,836	551,091

		4,246,848

IT Services 6.1%
Conduent, Inc.*	75,848	1,378,158
Gartner, Inc.*	8,803	1,169,919
Leidos Holdings, Inc.	9,733	574,247
PayPal Holdings, Inc.*	2,339	194,769
Visa, Inc. “A”	24,250	3,211,912

		6,529,005

Semiconductors & Semiconductor Equipment 5.1%
Applied Materials, Inc.	7,184	331,829
Intel Corp.	49,234	2,447,422
NVIDIA Corp.	7,179	1,700,705
Teradyne, Inc.	25,312	963,628

		5,443,584

Software 5.0%
Microsoft Corp.	53,620	5,287,468

Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	25,548	4,729,190
Hewlett Packard Enterprise Co.	59,404	867,893

		5,597,083

Materials 3.1%
Chemicals 1.2%
Albemarle Corp.	13,465	1,270,153

Containers & Packaging 0.3%
Graphic Packaging Holding Co.	18,463	267,898

	Shares	Value ($)
Metals & Mining 1.6%
Freeport-McMoRan, Inc.	99,225	1,712,624

Real Estate 3.4%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	6,199	1,065,546
Digital Realty Trust, Inc.	14,145	1,578,299
Prologis, Inc.	15,618	1,025,947

		3,669,792

Telecommunication Services 1.7%
Diversified Telecommunication Services 0.3%
Zayo Group Holdings, Inc.*	7,265	265,027

Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.*	25,386	1,516,814

Utilities 3.0%
Electric Utilities 1.4%
NextEra Energy, Inc.	9,078	1,516,298

Multi-Utilities 0.7%
CenterPoint Energy, Inc.	24,847	688,511

Water Utilities 0.9%
American Water Works Co., Inc.	11,681	997,324
Total Common Stocks (Cost $75,131,292)		105,581,623

Exchange-Traded Fund 0.2%
Vanguard S&P 500 ETF (Cost $249,422)	1,077	268,722

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 1.85% (a) (Cost $594,498)	594,498	594,498

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,975,212)	100.0	106,444,843
Other Assets and Liabilities, Net	(0.0)	(31,170)
Net Assets	100.0	106,413,673

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.00%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (a) (b)
151,800	—	151,800	—	—	17	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 1.85% (a)
1,008,753	5,594,980	6,009,235	—	—	4,287	—	594,498	594,498
1,160,553	5,594,980	6,161,035	—	—	4,304	—	594,498	594,498

*	Non-income producing security.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

S&P: Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$105,581,623	$—	$—	$105,581,623
Exchange-Traded Fund	268,722	—	—	268,722
Short-Term Investments	594,498	—	—	594,498
Total	$106,444,843	$—	$—	$106,444,843

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	7

Statement of

Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $75,380,714)	$105,850,345
Investment in DWS Central Cash Management Government Fund (cost $594,498)	594,498
Cash	10,000
Receivable for Fund shares sold	12,263
Dividends receivable	103,125
Interest receivable	671
Other assets	1,406
Total assets	106,572,308

Liabilities
Payable for Fund shares redeemed	48,326
Accrued management fee	34,440
Accrued Trustees’ fees	1,941
Other accrued expenses and payables	73,928
Total liabilities	158,635
Net assets, at value	$106,413,673

Net Assets Consist of
Undistributed net investment income	618,177
Net unrealized appreciation (depreciation) on investments	30,469,631
Accumulated net realized gain (loss)	5,957,018
Paid-in capital	69,368,847
Net assets, at value	$106,413,673

Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($103,212,307 ÷ 9,561,776 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.79
Class B
Net Asset Value, offering and redemption price per share ($3,201,366 ÷ 296,640 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.79

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,354)	$941,714
Income distributions — DWS Central Cash Management Government Fund	4,287
Securities lending income, net of borrower rebates	17
Total income	946,018
Expenses:
Management fee	208,677
Administration fee	53,507
Services to Shareholders	748
Record keeping fee (Class B)	1,081
Distribution service fee (Class B)	4,050
Custodian fee	5,543
Professional fees	37,650
Reports to shareholders	11,008
Trustees’ fees and expenses	4,738
Other	5,221
Total expenses	332,223
Net investment income	613,795

Realized and Unrealized gain (loss)
Net realized gain (loss) from investments	6,236,511
Change in net unrealized appreciation (depreciation) on investments	(3,090,233)
Net gain (loss)	3,146,278
Net increase (decrease) in net assets resulting from operations	$3,760,073

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$613,795	$1,926,984
Net realized gain (loss)	6,236,511	28,444,398
Change in net unrealized appreciation (depreciation)	(3,090,233)	(233,266)
Net increase (decrease) in net assets resulting from operations	3,760,073	30,138,116
Distributions to shareholders from:
Net investment income:
Class A	(1,850,167)	(2,009,714)
Class B	(48,764)	(19,752)
Net realized gains:
Class A	(27,611,898)	(11,463,123)
Class B	(867,827)	(148,543)
Total distributions	(30,378,656)	(13,641,132)
Fund share transactions:
Class A
Proceeds from shares sold	1,952,291	5,272,674
Reinvestment of distributions	29,462,065	13,472,837
Payments for shares redeemed	(7,381,439)	(92,783,533)
Net increase (decrease) in net assets from Class A share transactions	24,032,917	(74,038,022)
Class B
Proceeds from shares sold	241,391	902,144
Reinvestment of distributions	916,591	168,295
Payments for shares redeemed	(291,827)	(259,704)
Net increase (decrease) in net assets from Class B share transactions	866,155	810,735
Increase (decrease) in net assets	(1,719,511)	(56,730,303)
Net assets at beginning of period	108,133,184	164,863,487
Net assets at end of period (including undistributed net investment income of $618,177 and $1,903,313, respectively)	$106,413,673	$108,133,184

Other Information
Class A
Shares outstanding at beginning of period	7,169,708	12,373,665
Shares sold	152,512	384,902
Shares issued to shareholders in reinvestment of distributions	2,816,641	1,047,654
Shares redeemed	(577,085)	(6,636,513)
Net increase (decrease) in Class A shares	2,392,068	(5,203,957)
Shares outstanding at end of period	9,561,776	7,169,708
Class B
Shares outstanding at beginning of period	215,292	155,615
Shares sold	16,953	65,736
Shares issued to shareholders in reinvestment of distributions	87,628	13,087
Shares redeemed	(23,233)	(19,146)
Net increase (decrease) in Class B shares	81,348	59,677
Shares outstanding at end of period	296,640	215,292

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	9

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$14.64		$13.16	$13.29	$12.76	$11.54	$8.53
Income (loss) from investment operations:
Net investment income[a]	.08		.17	.17	.15	.10	.12
Net realized and unrealized gain (loss)	.31		2.44	1.09	.52	1.25	3.03
Total from investment operations	.39		2.61	1.26	.67	1.35	3.15
Less distributions from:
Net investment income	(.27)		(.17)	(.19)	(.11)	(.13)	(.14)
Net realized gains	(3.97)		(.96)	(1.20)	(.03)	—	—
Total distributions	(4.24)		(1.13)	(1.39)	(.14)	(.13)	(.14)
Net asset value, end of period	$10.79		$14.64	$13.16	$13.29	$12.76	$11.54
Total Return (%)	3.53	**	21.02	10.48	5.25	11.82	37.33

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	103		105	163	176	220	223
Ratio of expenses (%)[b]	.61	*	.57	.57	.56	.57	.56
Ratio of net investment income (%)	1.16	*	1.22	1.34	1.11	.86	1.20
Portfolio turnover rate (%)	19	**	39	43	27	48	238

[a]	Based on average shares outstanding during the period.
[b]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Annualized
**	Not annualized

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$14.62		$13.14	$13.26	$12.74	$11.53	$8.51
Income (loss) from investment operations:
Net investment income[a]	.05		.13	.13	.11	.07	.10
Net realized and unrealized gain (loss)	.31		2.44	1.10	.52	1.24	3.03
Total from investment operations	.36		2.57	1.23	.63	1.31	3.13
Less distributions from:
Net investment income	(.22)		(.13)	(.15)	(.08)	(.10)	(.11)
Net realized gains	(3.97)		(.96)	(1.20)	(.03)	—	—
Total distributions	(4.19)		(1.09)	(1.35)	(.11)	(.10)	(.11)
Net asset value, end of period	$10.79		$14.62	$13.14	$13.26	$12.74	$11.53
Total Return (%)	3.36	**	20.68	10.25	4.91	11.52	37.10

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		3	2	2	2	2
Ratio of expenses (%)[b]	.93	*	.86	.86	.83	.82	.76
Ratio of net investment income (%)	.84	*	.94	1.06	.84	.60	1.00
Portfolio turnover rate (%)	19	**	39	43	27	48	238

[a]	Based on average shares outstanding during the period.
[b]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (formerly Deutsche Variable Series I) (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end, management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP (formerly Deutsche Bond VIP), DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP), DWS Core Equity VIP (formerly Deutsche Core Equity VIP), DWS CROCI® International VIP (formerly Deutsche CROCI® International VIP) and DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP) (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-traded funds (“ETF’s”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETF’s are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	11

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had no securities on loan.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $75,051,100. The net unrealized appreciation for all investments based on tax cost was $33,364,632. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $34,391,168 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $1,026,536.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the

12	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $20,186,362 and $24,688,517, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of average daily net assets	.390%
Next $750 million of average daily net assets	.365%
Over $1 billion of average daily net assets	.340%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.

For the period from January 1, 2018 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.80%
Class B	1.08%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $53,507, of which $8,831 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent,

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	13

dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$326	$118
Class B	60	19
	$386	$137

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee aggregated $4,050, of which $668 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $5,310, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $1.

D. Ownership of the Fund

At June 30, 2018, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 49% and 17%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 45% and 35%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series I was renamed Deutsche DWS Variable Series I and Deutsche Core Equity VIP was renamed DWS Core Equity VIP.

14	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,035.30	$1,033.60
Expenses Paid per $1,000*	$3.08	$4.69

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,021.77	$1,020.18
Expenses Paid per $1,000*	$3.06	$4.66

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Core Equity VIP	.61%	.93%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	15

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Core Equity VIP’s (now known as DWS Core Equity VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile, 1st quartile and 1st

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	17

quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the

18	|	Deutsche DWS Variable Series I — DWS Core Equity VIP

experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS Core Equity VIP	|	19

VS1coreq-3 (R-028376-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series I

(formerly Deutsche Variable Series I)

DWS CROCI® International VIP

(formerly Deutsche CROCI® International VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Information About Your Fund’s Expenses
16	Proxy Voting
17	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. The Fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated its withdrawal from the EU, which is expected to take place by March 2019. Significant uncertainty exists regarding the United Kingdom’s anticipated withdrawal from the EU and any adverse economic and political effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Performance Summary	June 30, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 1.10% and 1.38% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

MSCI EAFE Index is an equity index which captures large and mid cap representation across developed markets countries around the world, excluding the US and Canada.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,648	$10,263	$10,541	$11,557	$9,019
	Average annual total return	–3.52%	2.63%	1.77%	2.94%	–1.03%
MSCI EAFE® Index	Growth of $10,000	$9,725	$10,684	$11,544	$13,662	$13,236
	Average annual total return	–2.75%	6.84%	4.90%	6.44%	2.84%

DWS CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,625	$10,237	$10,448	$11,408	$8,798
	Average annual total return	–3.75%	2.37%	1.47%	2.67%	–1.27%
MSCI EAFE® Index	Growth of $10,000	$9,725	$10,684	$11,544	$13,662	$13,236
	Average annual total return	–2.75%	6.84%	4.90%	6.44%	2.84%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	6/30/18	12/31/17
Common Stocks	97%	97%
Preferred Stocks	2%	2%
Cash Equivalents	1%	1%
Total	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/18	12/31/17
Japan	24%	24%
United Kingdom	21%	14%
Germany	15%	18%
Switzerland	12%	16%
France	8%	10%
Hong Kong	6%	6%
Singapore	4%	4%
Netherlands	4%	2%
Australia	2%	2%
Finland	2%	—
Belgium	2%	2%
Spain	—	2%
Total	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/18	12/31/17
Consumer Discretionary	31%	22%
Industrials	22%	24%
Consumer Staples	17%	16%
Health Care	12%	16%
Utilities	10%	14%
Materials	6%	6%
Telecommunication Services	2%	2%
Total	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team

Di Kumble, CFA, Managing Director

John Moody, Vice President

Portfolio Managers

4	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 96.7%
Australia 2.3%
Wesfarmers Ltd. (Cost $1,716,118)	53,519	1,955,698

Belgium 1.9%
Solvay SA (Cost $1,842,478)	12,526	1,578,232

Finland 2.0%
Nokian Renkaat Oyj (Cost $2,138,569)	43,516	1,716,480

France 7.7%
Cie Generale des Etablissements Michelin	12,444	1,512,305
Danone SA	21,705	1,589,652
Pernod Ricard SA	10,529	1,717,611
Sanofi	21,764	1,740,034

(Cost $6,096,383)		6,559,602

Germany 12.9%
BASF SE	17,131	1,636,030
Bayer AG (Registered)	14,836	1,632,982
Beiersdorf AG	15,535	1,763,175
Continental AG	6,525	1,488,582
Daimler AG (Registered)	22,310	1,433,119
Deutsche Post AG (Registered)	40,184	1,309,258
Merck KGaA	17,890	1,745,410

(Cost $11,857,553)		11,008,556

Hong Kong 6.3%
CLP Holdings Ltd.	168,149	1,811,032
HK Electric Investments & HK Electric Investments Ltd. “SS”, 144A, (Units)	1,875,000	1,793,357
Hong Kong & China Gas Co., Ltd.	929,095	1,775,507

(Cost $4,232,487)		5,379,896

Japan 23.3%
Bridgestone Corp.	41,308	1,617,502
Central Japan Railway Co.	9,100	1,887,852
Honda Motor Co., Ltd.	50,400	1,480,406
ITOCHU Corp.	87,200	1,583,825
Japan Tobacco, Inc.	65,900	1,848,074
Mazda Motor Corp.	126,300	1,550,649
Nissan Motor Co., Ltd.	165,300	1,610,603
Sekisui House Ltd.	96,700	1,711,701
Subaru Corp.	52,700	1,534,430
Sumitomo Electric Industries Ltd.	112,900	1,682,792
Toppan Printing Co., Ltd.	211,000	1,654,688
Toyota Industries Corp.	29,200	1,639,718

(Cost $20,215,830)		19,802,240

Netherlands 3.9%
Koninklijke DSM NV	16,791	1,684,529
Randstad NV	27,525	1,615,515

(Cost $2,790,061)		3,300,044

	Shares	Value ($)

Singapore 3.8%
Singapore Airlines Ltd.	215,741	1,691,786
Singapore Telecommunications Ltd.	682,000	1,541,430

(Cost $3,669,195)		3,233,216

Switzerland 12.2%
Adecco Group AG (Registered)	26,667	1,573,654
Ferguson PLC	21,449	1,735,057
Nestle SA (Registered)	22,891	1,776,401
Novartis AG (Registered)	22,989	1,740,536
Roche Holding AG (Genusschein)	7,935	1,761,931
Schindler Holding AG	8,524	1,834,003

(Cost $10,463,581)		10,421,582

United Kingdom 20.4%
Barratt Developments PLC	227,559	1,544,296
Bunzl PLC	60,653	1,833,845
GlaxoSmithKline PLC	89,348	1,803,038
Imperial Brands PLC	50,976	1,895,672
International Consolidated Airlines Group SA	201,949	1,763,712
ITV PLC	867,975	1,992,338
National Grid PLC	155,338	1,719,447
Persimmon PLC	46,752	1,561,837
SSE PLC	93,784	1,675,153
Taylor Wimpey PLC	651,828	1,540,982

(Cost $17,491,949)		17,330,320
Total Common Stocks (Cost $82,514,204)		82,285,866

Preferred Stock 2.1%
Germany
Henkel AG & Co. KGaA (Cost $1,715,122)	13,973	1,786,424

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.85% (a) (Cost $436,042)	436,042	436,042

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $84,665,368)	99.3	84,508,332
Other Assets and Liabilities, Net	0.7	574,092
Net Assets	100.0	85,082,424

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	5

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (a) (b)
—	—	—	—	—	11,530	—	—	—
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.85% (a)
729,063	4,824,037	5,117,058	—	—	3,926	—	436,042	436,042
729,063	4,824,037	5,117,058	—	—	15,456	—	436,042	436,042

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Purchases and sales not shown for securities lending collateral.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,955,698	$—	$1,955,698
Belgium	—	1,578,232	—	1,578,232
Finland	—	1,716,480	—	1,716,480
France	—	6,559,602	—	6,559,602
Germany	—	11,008,556	—	11,008,556
Hong Kong	—	5,379,896	—	5,379,896
Japan	—	19,802,240	—	19,802,240
Netherlands	—	3,300,044	—	3,300,044
Singapore	—	3,233,216	—	3,233,216
Switzerland	—	10,421,582	—	10,421,582
United Kingdom	—	17,330,320	—	17,330,320
Preferred Stock	—	1,786,424	—	1,786,424
Short-Term Investments	436,042	—	—	436,042
Total	$436,042	$84,072,290	$—	$84,508,332

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Statement of Assets and Liabilities

As of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $84,229,326)	$84,072,290
Investment in DWS Central Cash Management Government Fund (cost $436,042)	436,042
Foreign currency, at value (cost $114,481)	114,791
Receivable for Fund shares sold	28,495
Dividends receivable	369,255
Interest receivable	762
Foreign taxes recoverable	209,454
Other assets	1,008
Total assets	85,232,097

Liabilities
Payable for Fund shares redeemed	28,405
Accrued management fee	37,128
Accrued Trustees’ fees	769
Other accrued expenses and payables	83,371
Total liabilities	149,673
Net assets, at value	$85,082,424

Net Assets Consist of
Undistributed net investment income	1,756,713
Net unrealized appreciation (depreciation) on:
Investments	(157,036)
Foreign currency	(4,981)
Accumulated net realized gain (loss)	(26,780,082)
Paid-in capital	110,267,810
Net assets, at value	$85,082,424

Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($84,766,136 ÷ 12,090,892 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.01
Class B
Net Asset Value, offering and redemption price per share ($316,288 ÷ 44,972 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.03

Statement of Operations

For the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $182,357)	$2,086,034
Income distributions — DWS Central Cash Management Government Fund	3,926
Securities lending income, net of borrower rebates	11,530
Other income	88,220
Total income	2,189,710
Expenses:
Management fee	352,444
Administration fee	44,613
Services to shareholders	1,316
Distribution service fee (Class B)	407
Custodian fee	30,587
Professional fees	37,738
Reports to shareholders	18,388
Trustees’ fees and expenses	3,259
Other	9,843
Total expenses before expense reductions	498,595
Expense reductions	(114,594)
Total expenses after expense reductions	384,001
Net investment income (loss)	1,805,709

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	4,328,871
Foreign currency	(26,035)
4,302,836
Change in net unrealized appreciation (depreciation) on:
Investments	(9,222,227)
Foreign currency	(9,770)
(9,231,997)
Net gain (loss)	(4,929,161)
Net increase (decrease) in net assets resulting from operations	$(3,123,452)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	7

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$ 1,805,709	$2,228,428
Net realized gain (loss)	4,302,836	2,603,883
Change in net unrealized appreciation (depreciation)	(9,231,997)	14,930,893
Net increase (decrease) in net assets resulting from operations	(3,123,452)	19,763,204
Distributions to shareholders from:
Net investment income:
Class A	(895,216)	(7,067,244)
Class B	(2,479)	(20,366)
Total distributions	(897,695)	(7,087,610)
Fund share transactions:
Class A
Proceeds from shares sold	2,174,649	6,185,861
Reinvestment of distributions	895,216	7,067,244
Payments for shares redeemed	(6,107,626)	(27,986,345)
Net increase (decrease) in net assets from Class A share transactions	(3,037,761)	(14,733,240)
Class B
Proceeds from shares sold	7,971	8,966
Reinvestment of distributions	2,479	20,366
Payments for shares redeemed	(5,928)	(15,497)
Net increase (decrease) in net assets from Class B share transactions	4,522	13,835
Increase (decrease) in net assets	(7,054,386)	(2,043,811)
Net assets at beginning of period	92,136,810	94,180,621
Net assets at end of period (including undistributed net investment income of $1,756,713 and $848,699, respectively)	85,082,424	92,136,810

Other Information
Class A
Shares outstanding at beginning of period	12,504,196	14,512,126
Shares sold	297,001	886,888
Shares issued to shareholders in reinvestment of distributions	123,649	1,054,813
Shares redeemed	(833,954)	(3,949,631)
Net increase (decrease) in Class A shares	(413,304)	(2,007,930)
Shares outstanding at end of period	12,090,892	12,504,196
Class B
Shares outstanding at beginning of period	44,351	42,251
Shares sold	1,090	1,287
Shares issued to shareholders in reinvestment of distributions	341	3,026
Shares redeemed	(810)	(2,213)
Net increase (decrease) in Class B shares	621	2,100
Shares outstanding at end of period	44,972	44,351

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Financial Highlights

	Six Months Ended 6/30/18			Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$7.34		$6.47	$7.15	$7.86	$9.06	$7.96
Income (loss) from investment operations:
Net investment income (loss)[a]	.15		.16	.16	.21	.31 [b]	.14
Net realized and unrealized gain (loss)	(.41)		1.21	(.13)	(.59)	(1.36)	1.41
Total from investment operations	(.26)		1.37	.03	(.38)	(1.05)	1.55
Less distributions from:
Net investment income	(.07)		(.50)	(.71)	(.33)	(.15)	(.45)
Net asset value, end of period	$7.01		$7.34	$6.47	$7.15	$7.86	$9.06
Total Return (%)[c]	(3.52	)**	21.96	.74	(5.48)	(11.76)	20.23

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	85		92	94	105	126	151
Ratio of expenses before expense reductions (%)[d]	1.12	*	1.10	1.12	1.05	1.04	1.02
Ratio of expenses after expense reductions (%)[d]	.86	*	.84	.84	.98	.98	1.01
Ratio of net investment income (loss) (%)	4.05	*	2.24	2.46	2.74	3.55 [b]	1.64
Portfolio turnover rate (%)	27	**	73	67	99	135	97

[a]	Based on average shares outstanding during the period.

[b]

Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $.08 per share and .95% of average daily net assets, for the year ended December 31, 2014.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/18			Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$7.36		$6.48	$7.16	$7.87	$9.07	$7.96
Income (loss) from investment operations:
Net investment income (loss)[a]	.14		.13	.14	.19	.28 [b]	.13
Net realized and unrealized gain (loss)	(.41)		1.23	(.13)	(.59)	(1.35)	1.41
Total from investment operations	(.27)		1.36	.01	(.40)	(1.07)	1.54
Less distributions from:
Net investment income	(.06)		(.48)	(.69)	(.31)	(.13)	(.43)
Net asset value, end of period	$7.03		$7.36	$6.48	$7.16	$7.87	$9.07
Total Return (%)[c]	(3.75	)**	21.76	.48	(5.71)	(11.98)	20.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.32		.33	.27	.27	.26	.31
Ratio of expenses before expense reductions (%)[d]	1.39	*	1.38	1.40	1.33	1.31	1.30
Ratio of expenses after expense reductions (%)[d]	1.11	*	1.09	1.10	1.23	1.23	1.27
Ratio of net investment income (loss) (%)	3.83	*	1.86	2.18	2.47	3.26 [b]	1.62
Portfolio turnover rate (%)	27	**	73	67	99	135	97

[a]	Based on average shares outstanding during the period.

[b]

Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $.08 per share and .95% of average daily net assets, for the year ended December 31, 2014.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	9

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (formerly Deutsche Variable Series I) (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP (formerly Deutsche Bond VIP), DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP), DWS Core Equity VIP (formerly Deutsche Core Equity VIP), DWS CROCI® International VIP (formerly Deutsche CROCI® International VIP) and DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP) (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS CROCI® International VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or

10	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds including DWS Government & Agency Securities Portfolio managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had no securities on loan.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2017, the Fund had a net tax basis capital loss carryforward of approximately $30,489,000 which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($6,944,000) and long-term losses ($23,545,000).

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	11

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $83,321,016. The net unrealized appreciation for all investments based on tax cost was $8,471,654. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $10,689,557 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $2,217,903.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no positions for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, passive foreign investment companies, expiration of capital loss carryforwards and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $24,051,723 and $26,132,486, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of average daily net assets	.790%
Over $500 million of average daily net assets	.640%

12	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.79% of the Fund’s average daily net assets.

For the period from January 1, 2018 through April 30, 2018, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.84%
Class B	1.09%

Effective May 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.90%
Class B	1.15%

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$114,138
Class B	456
$114,594

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $44,613, of which $7,150 is unpaid.

Service Provider Fees. DWS AM Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$311	$102
Class B	40	13
	$351	$115

Distribution Service Agreement. DWS AM Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trusts’ Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee aggregated $407, of which $67 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $5,610, of which $4,936 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	13

Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $868.

D. Ownership of the Fund

At June 30, 2018, five participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 22%, 18%, 14%, 12% and 11%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 84% and 10%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series I was renamed Deutsche DWS Variable Series I and Deutsche CROCI® International VIP was renamed DWS CROCI® International VIP.

14	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$964.80	$962.50
Expenses Paid per $1,000*	$4.19	$5.40

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,020.53	$1,019.29
Expenses Paid per $1,000*	$4.31	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS CROCI® International VIP	.86%	1.11%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	15

Proxy Voting

The Trusts’ policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trusts’ policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

16	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche CROCI® International VIP’s (now known as DWS CROCI® International VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	17

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also

18	|	Deutsche DWS Variable Series I — DWS CROCI® International VIP

considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	|	19

VS1cint-3 (R-028378-7 8/18)

June 30, 2018

Semiannual Report

Deutsche DWS Variable Series I

(formerly Deutsche Variable Series I)

DWS Global Small Cap VIP

(formerly Deutsche Global Small Cap VIP)

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
16	Information About Your Fund’s Expenses
17	Proxy Voting
18	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Performance Summary	June 30, 2018

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018, as revised, are 1.08% and 1.37% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The S&P® Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country. It Is a subset of the S&P® Global BMI, a comprehensive, rules-based index measuring global stock market performance.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,153	$11,081	$11,644	$14,572	$17,933
	Average annual total return	1.53%	10.81%	5.20%	7.82%	6.01%
S&P Developed Small Cap Index	Growth of $10,000	$10,235	$11,441	$13,286	$17,414	$22,156
	Average annual total return	2.35%	14.41%	9.93%	11.73%	8.28%

DWS Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,145	$11,059	$11,558	$14,382	$17,449
	Average annual total return	1.45%	10.59%	4.95%	7.54%	5.72%
S&P Developed Small Cap Index	Growth of $10,000	$10,235	$11,441	$13,286	$17,414	$22,156
	Average annual total return	2.35%	14.41%	9.93%	11.73%	8.28%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	95%	98%
Cash Equivalents	5%	2%
Preferred Stock	0%	—%
Convertible Preferred Stock	0%	0%
Warrant	0%	0%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
United States	57%	55%
Japan	10%	10%
United Kingdom	5%	6%
Italy	4%	4%
France	4%	4%
Germany	3%	4%
Canada	3%	3%
Spain	2%	1%
Ireland	2%	2%
Austria	2%	1%
Switzerland	2%	1%
Other	6%	9%
	100%	100.0%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Information Technology	18%	19%
Industrials	18%	22%
Consumer Discretionary	17%	19%
Health Care	14%	12%
Financials	11%	10%
Energy	8%	7%
Materials	7%	6%
Consumer Staples	5%	3%
Real Estate	2%	2%
Total	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager

Peter Barsa, Director

Portfolio Manager

4	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Investment Portfolio	June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 94.0%
Argentina 0.2%
Grupo Supervielle SA (ADR) (Cost $448,323)	14,245	150,712

Austria 1.5%
Lenzing AG	5,395	652,360
Wienerberger AG	24,946	622,238

(Cost $1,498,986)		1,274,598

Bermuda 0.9%
Lazard Ltd. “A” (a) (Cost $370,795)	16,265	795,521

Brazil 0.5%
Construtora Tenda SA* (Cost $450,691)	64,472	395,740

Canada 2.8%
First Quantum Minerals Ltd.	30,320	446,734
Linamar Corp.	10,135	445,673
Quebecor, Inc. “B”	43,506	890,870
SunOpta, Inc.*	77,771	653,276

(Cost $1,981,806)		2,436,553

France 3.5%
Altran Technologies SA	66,543	963,635
Biom’Up SACA*	24,600	280,097
SMCP SA 144A*	27,607	791,856
SPIE SA	33,790	684,907
Synergie SA (b)	6,511	320,951

(Cost $3,171,827)		3,041,446

Germany 3.0%
Deutz AG	100,599	775,432
PATRIZIA Immobilien AG	44,504	856,520
United Internet AG (Registered)	16,617	951,901

(Cost $1,310,228)		2,583,853

Hong Kong 1.3%
Techtronic Industries Co., Ltd. (Cost $237,536)	193,041	1,082,853

India 1.0%
WNS Holdings Ltd. (ADR)* (Cost $482,259)	17,279	901,618

Ireland 1.6%
Avadel Pharmaceuticals PLC (ADR)* (b)	52,808	323,713
Dalata Hotel Group PLC*	82,826	674,213
Ryanair Holdings PLC*	21,445	396,424

(Cost $1,027,163)		1,394,350

Italy 4.0%
Buzzi Unicem SpA	33,186	813,328
Cerved Group SpA	63,000	675,642
Moncler SpA	24,133	1,096,640
Prysmian SpA	32,326	802,874

(Cost $2,524,689)		3,388,484

Japan 9.6%
Ai Holdings Corp.	31,017	672,934
Anicom Holdings, Inc.	22,900	862,155

	Shares	Value ($)
BML, Inc.	16,500	425,857
Coca-Cola Bottlers Japan Holdings, Inc.	22,800	910,945
Daikyonishikawa Corp.	53,400	783,374
Kura Corp.	4,300	285,840
Kusuri No Aoki Holdings Co., Ltd.	11,258	749,218
Optex Group Co., Ltd.	16,800	471,239
Syuppin Co., Ltd. (b)	47,300	726,708
Topcon Corp.	24,100	413,503
UT Group Co., Ltd.*	26,624	1,000,221
Zenkoku Hosho Co., Ltd.	20,300	922,859

(Cost $4,641,763)		8,224,853

Korea 0.9%
i-SENS, Inc.	17,084	344,899
Vieworks Co., Ltd.	14,330	392,162

(Cost $1,321,658)		737,061

Luxembourg 1.0%
B&M European Value Retail SA (Cost $764,904)	164,952	879,061

Panama 0.1%
Banco Latinoamericano de Comercio Exterior SA “E” (Cost $104,440)	4,533	111,557

Spain 1.7%
Talgo SA 144A	155,251	931,224
Telepizza Group SA 144A*	73,497	496,072

(Cost $1,318,375)		1,427,296

Sweden 1.1%
Nobina AB 144A (Cost $511,811)	122,252	935,915

Switzerland 1.5%
Transocean Ltd.* (c) (Cost $1,018,461)	93,674	1,258,979

United Kingdom 4.5%
accesso Technology Group PLC*	21,061	701,116
Arrow Global Group PLC	86,848	275,907
Clinigen Healthcare Ltd.*	29,896	361,749
Domino’s Pizza Group PLC	96,786	442,633
Electrocomponents PLC	119,715	1,196,944
Scapa Group PLC	148,645	850,070

(Cost $2,165,504)		3,828,419

United States 53.3%
Advanced Disposal Services, Inc.*	28,244	699,886
Affiliated Managers Group, Inc.	5,328	792,114
Alta Mesa Resources, Inc.* (b)	62,836	427,913
Ambarella, Inc.* (b)	8,384	323,706
Amicus Therapeutics, Inc.*	18,646	291,251
Anixter International, Inc.*	8,374	530,074
Arena Pharmaceuticals, Inc.*	8,596	374,786
athenahealth, Inc.*	3,381	538,052
Belden, Inc.	11,422	698,113
BioScrip, Inc.*	118,049	345,884
Blucora, Inc.*	12,163	450,031
Cardiovascular Systems, Inc.*	32,056	1,036,691
Casey’s General Stores, Inc.	7,661	805,018
Contango Oil & Gas Co.*	121,886	692,312

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	5

	Shares	Value ($)
Cypress Semiconductor Corp.	52,591	819,368
Del Taco Restaurants, Inc.*	40,513	574,474
Dolby Laboratories, Inc. “A”	9,970	615,049
Dril-Quip, Inc.*	19,440	999,216
Ducommun, Inc.*	28,526	943,925
Eagle Bancorp., Inc.*	9,200	563,960
Envestnet, Inc.*	7,700	423,115
FCB Financial Holdings, Inc. “A”*	18,970	1,115,436
Five9, Inc.*	21,001	726,005
Fox Factory Holding Corp.*	16,286	758,113
H&E Equipment Services, Inc.	13,547	509,503
Hain Celestial Group, Inc.*	17,361	517,358
Heron Therapeutics, Inc.*	28,428	1,104,428
Hillenbrand, Inc.	9,300	438,495
Hyster-Yale Materials Handling, Inc.	10,838	696,342
Inphi Corp.* (b)	13,565	442,355
ITT, Inc.	12,457	651,127
Jack in the Box, Inc.	4,906	417,599
Jefferies Financial Group, Inc.	25,633	582,894
Kennametal, Inc.	20,722	743,920
KMG Chemicals, Inc.	17,196	1,268,721
Lumentum Holdings, Inc.*	10,194	590,233
Matador Resources Co.*	9,120	274,056
Molina Healthcare, Inc.*	10,499	1,028,272
National Storage Affiliates Trust (REIT)	35,104	1,081,905
Neurocrine Biosciences, Inc.*	10,230	1,004,995
Oil States International, Inc.*	35,603	1,142,856
Pacira Pharmaceuticals, Inc.*	11,608	372,036
Providence Service Corp.*	14,314	1,124,365
QAD, Inc. “A”	13,869	695,530
Retrophin, Inc.*	48,274	1,315,949
Rush Enterprises, Inc. “A”*	37,581	1,630,264
Samsonite International SA* (d)	162,600	582,700
SEACOR Marine Holdings, Inc.*	36,767	848,950
Shutterfly, Inc.*	9,063	815,942
Sinclair Broadcast Group, Inc. “A”	13,482	433,446
South State Corp.	9,575	825,844
Super Micro Computer, Inc.*	19,719	466,354
Tailored Brands, Inc.	16,100	410,872
Tenneco, Inc.	7,869	345,921
Thermon Group Holdings, Inc.*	36,596	836,951
Titan Machinery, Inc.*	49,205	765,138
TiVo Corp.	12,956	174,258
TopBuild Corp.*	5,261	412,147
Trinseo SA	9,996	709,216
TriState Capital Holdings, Inc.*	24,568	641,225
UniFirst Corp.	4,473	791,274
Varonis Systems, Inc.*	11,265	839,243
WEX, Inc.*	5,149	980,782

	Shares	Value ($)
Whiting Petroleum Corp.*	15,559	820,270
Zions Bancorp.	14,441	760,896

(Cost $35,339,617)		45,639,124
Total Common Stocks (Cost $60,690,836)		80,487,993

Convertible Preferred Stock 0.5%
United States
Providence Service Corp. (e) (Cost $196,900)	1,969	387,826

Preferred Stocks 0.5%
Brazil
Randon SA Implementos e Participacoes (Cost $694,203)	261,457	416,226

Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022* (e)	13,230	1,056
Parrot SA, Expiration Date 12/22/2022* (e)	13,230	1,137
Total Warrants (Cost $0)		2,193

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (f) (g) (Cost $1,312,378)	1,312,378	1,312,378

Cash Equivalents 5.0%
DWS Central Cash Management Government Fund, 1.85% (f) (Cost $4,277,342)	4,277,342	4,277,342

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $67,171,659)	101.5	86,883,958
Other Assets and Liabilities, Net	(1.5)	(1,244,181)
Net Assets	100.0	85,639,777

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (f) (g)
2,980,179	—	1,667,801	—	—	16,322	—	1,312,378	1,312,378
Cash Equivalents 5.0%
DWS Central Cash Management Government Fund, 1.85% (f)
1,563,917	12,027,260	9,313,835	—	—	18,290	—	4,277,342	4,277,342
4,544,096	12,027,260	10,981,636	—	—	34,612	—	5,589,720	5,589,720

The accompanying notes are an integral part of the financial statements.

6	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

*	Non-income producing security.

(a)	Listed on the NASDAQ Exchange.

(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $1,276,389, which is 1.5% of net assets.

(c)	Listed on the New York Stock Exchange.

(d)	Listed on the Stock Exchange of Hong Kong.

(e)	Investment was valued using significant unobservable inputs.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$150,712	$—	$—	$150,712
Austria	—	1,274,598	—	1,274,598
Bermuda	795,521	—	—	795,521
Brazil	395,740	—	—	395,740
Canada	2,436,553	—	—	2,436,553
France	280,097	2,761,349	—	3,041,446
Germany	—	2,583,853	—	2,583,853
Hong Kong	—	1,082,853	—	1,082,853
India	901,618	—	—	901,618
Ireland	323,713	1,070,637	—	1,394,350
Italy	—	3,388,484	—	3,388,484
Japan	—	8,224,853	—	8,224,853
Korea	737,061	—	—	737,061
Luxembourg	—	879,061	—	879,061
Panama	111,557	—	—	111,557
Spain	—	1,427,296	—	1,427,296
Sweden	—	935,915	—	935,915
Switzerland	1,258,979	—	—	1,258,979
United Kingdom	—	3,828,419	—	3,828,419
United States	45,056,424	582,700	—	45,639,124
Convertible Preferred Stock	—	—	387,826	387,826
Preferred Stocks	416,226	—	—	416,226
Warrants	—	—	2,193	2,193
Short-Term Investments (h)	5,589,720	—	—	5,589,720
Total	$58,453,921	$28,040,018	$390,019	$86,883,958

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(h)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	7

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $61,581,939) — including $1,276,389 of securities loaned	$81,294,238
Investment in DWS Government & Agency Securities Portfolio (cost $1,312,378)*	1,312,378
Investment in DWS Central Cash Management Government Fund (cost $4,277,342)	4,277,342
Foreign currency, at value (cost $132,627)	131,769
Receivable for investments sold	385,906
Receivable for Fund shares sold	37,764
Dividends receivable	71,267
Interest receivable	8,418
Foreign taxes recoverable	13,919
Other assets	848
Total assets	87,533,849

Liabilities
Payable upon return of securities loaned	1,312,378
Payable for investments purchased	423,234
Payable for Fund shares redeemed	23,815
Accrued management fee	36,042
Accrued Trustees’ fees	3,211
Other accrued expenses and payables	95,392
Total liabilities	1,894,072
Net assets, at value	$85,639,777

Net Assets Consist of
Distributions in excess of net investment income	(245,783)
Net unrealized appreciation (depreciation) on:
Investments	19,712,299
Foreign currency	(1,659)
Accumulated net realized gain (loss)	5,350,406
Paid-in capital	60,824,514
Net assets, at value	$85,639,777

Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($82,921,574 ÷ 7,285,494 outstanding shares of beneficial interest, $.01 par value, unlimited numbers of shares authorized)	$11.38
Class B
Net Asset Value, offering and redemption price per share ($2,718,203 ÷ 247,851 outstanding shares of beneficial interest, $.01 par value, unlimited numbers of shares authorized)	$10.97

*	Represents collateral on securities loaned.

     Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $42,421)	$486,025
Income distributions — DWS Central Cash Management Government Fund	18,290
Securities lending income, net of borrower rebates	16,322
Other income	2,097
Total income	522,734
Expenses:
Management fee	345,047
Administration fee	43,131
Services to shareholders	1,120
Record keeping fee (Class B)	481
Distribution service fees (Class B)	3,507
Custodian fee	26,417
Professional fees	42,778
Reports to shareholders	18,715
Trustees’ fees and expenses	5,604
Other	13,246
Total expenses before expense reductions	500,046
Expense reductions	(159,697)
Total expenses after expense reductions	340,349
Net investment income	182,385

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	5,732,322
Foreign currency	(19,839)
5,712,483
Change in net unrealized appreciation (depreciation) on:
Investments	(4,537,768)
Foreign currency	(6,334)
(4,544,102)
Net gain (loss)	1,168,381
Net increase (decrease) in net assets resulting from operations	$1,350,766

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$182,385	$20,032
Net realized gain (loss)	5,712,483	11,409,672
Change in net unrealized appreciation (depreciation)	(4,544,102)	5,252,419
Net increase (decrease) in net assets resulting from operations	1,350,766	16,682,123
Distributions to shareholders from:
Net investment income:
Class A	(223,437)	—
Net realized gains:
Class A	(10,527,719)	(8,009,441)
Class B	(359,200)	(245,528)
Total distributions	(11,110,356)	(8,254,969)
Fund share transactions:
Class A
Proceeds from shares sold	1,859,940	3,744,539
Reinvestment of distributions	10,751,156	8,009,441
Payments for shares redeemed	(5,593,566)	(23,622,010)
Net increase (decrease) in net assets from Class A share transactions	7,017,530	(11,868,030)
Class B
Proceeds from shares sold	59,602	289,787
Reinvestment of distributions	359,200	245,528
Payments for shares redeemed	(280,789)	(451,769)
Net increase (decrease) in net assets from Class B share transactions	138,013	83,546
Increase (decrease) in net assets	(2,604,047)	(3,357,330)
Net assets at beginning of period	88,243,824	91,601,154
Net assets at end of period (including distributions in excess of net investment income of $245,783 and $204,731, respectively)	$85,639,777	$88,243,824

Other Information
Class A
Shares outstanding at beginning of period	6,616,392	7,559,752
Shares sold	152,737	308,643
Shares issued to shareholders in reinvestment of distributions	963,365	695,868
Shares redeemed	(447,000)	(1,947,871)
Net increase (decrease) in Class A shares	669,102	(943,360)
Shares outstanding at end of period	7,285,494	6,616,392
Class B
Shares outstanding at beginning of period	232,496	224,620
Shares sold	4,883	24,779
Shares issued to shareholders in reinvestment of distributions	33,383	22,020
Shares redeemed	(22,911)	(38,923)
Net increase (decrease) in Class B shares	15,355	7,876
Shares outstanding at end of period	247,851	232,496

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	9

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$12.90		$11.78	$13.17	$14.61	$17.31	$13.78
Income (loss) from investment operations:
Net investment income (loss)[a]	.03		.00 ***	.03	.06	.04	.04
Net realized and unrealized gain (loss)	.14		2.21	.15	.21	(.69)	4.66
Total from investment operations	.17		2.21	.18	.27	(.65)	4.70
Less distributions from:
Net investment income	(.04)		—	(.05)	(.14)	(.15)	(.10)
Net realized gains	(1.65)		(1.09)	(1.52)	(1.57)	(1.90)	(1.07)
Total distributions	(1.69)		(1.09)	(1.57)	(1.71)	(2.05)	(1.17)
Net asset value, end of period	$11.38		$12.90	$11.78	$13.17	$14.61	$17.31
Total Return (%)[b]	1.53	**	20.02	1.57	1.16	(4.13)	35.94

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	83		85	89	104	135	154
Ratio of expenses before expense reductions (%)[c]	1.15	*	1.15	1.17	1.12	1.13	1.14
Ratio of expenses after expense reductions (%)[c]	.78	*	.94	1.02	.99	.97	.94
Ratio of net investment income (loss) (%)	.43	*	.03	.22	.41	.27	.28
Portfolio turnover rate (%)	21	**	42	41	27	33	39

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized ** Not annualized *** Amount is less than $.005.

	Six Months Ended 6/30/18		Years Ended December 31,
Class B	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$12.47		$11.45	$12.85	$14.29	$16.97	$13.52
Income (loss) from investment operations:
Net investment income (loss)[a]	.01		(.03)	(.03)	.02	.00 ***	.01
Net realized and unrealized gain (loss)	.14		2.14	.17	.21	(.67)	4.57
Total from investment operations	.15		2.11	.14	.23	(.67)	4.58
Less distributions from:
Net investment income	—		—	(.02)	(.10)	(.11)	(.06)
Net realized gains	(1.65)		(1.09)	(1.52)	(1.57)	(1.90)	(1.07)
Total distributions	(1.65)		(1.09)	(1.54)	(1.67)	(2.01)	(1.13)
Net asset value, end of period	$10.97		$12.47	$11.45	$12.85	$14.29	$16.97
Total Return (%)[b]	1.45	**	19.60	1.34	.86	(4.33)	35.67

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		3	3	3	3	3
Ratio of expenses before expense reductions (%)[c]	1.44	*	1.44	1.47	1.41	1.41	1.34
Ratio of expenses after expense reductions (%)[c]	1.06	*	1.22	1.30	1.24	1.25	1.15
Ratio of net investment income (loss) (%)	.14	*	(.26)	(.23)	.15	.02	.07
Portfolio turnover rate (%)	21	**	42	41	27	33	39

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized ** Not annualized *** Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Variable Series I (formerly Deutsche Variable Series I) (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of five diversified funds: DWS Bond VIP (formerly Deutsche Bond VIP), DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP), DWS Core Equity VIP (formerly Deutsche Core Equity VIP), DWS CROCI® International VIP (formerly Deutsche CROCI® International VIP) and DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP) (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts,

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	11

and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code, as amended. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

12	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $67,561,435. The net unrealized appreciation for all investments based on tax cost was $23,566,319. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $26,727,511 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $3,161,192.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to income received from passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $17,400,414 and $23,870,384, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.80%.

For the period from January 1, 2018 through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	13

maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.78%
Class B	1.06%

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$154,361
Class B	5,336
$159,697

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee“) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $43,131, of which $7,144 is unpaid.

Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018
Class A	$251	$63
Class B	91	33
	$342	$96

Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2018, the Distribution Service Fee aggregated $3,507, of which $566 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $5,703, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

14	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

D. Ownership of the Fund

At June 30, 2018, four participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 35%, 21%, 17% and 10%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 74% and 16%, respectively.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

F. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Variable Series I was renamed Deutsche DWS Variable Series I and Deutsche Global Small Cap VIP was renamed DWS Global Small Cap VIP.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	15

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,015.30	$1,014.50
Expenses Paid per $1,000*	$3.90	$5.29

Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/18	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,020.93	$1,019.54
Expenses Paid per $1,000*	$3.91	$5.31

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Global Small Cap VIP	.78%	1.06%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

16	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Proxy Voting

The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	17

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Global Small Cap VIP’s (now known as DWS Global Small Cap VIP) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board

18	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2016. The Board observed that there were limitations to the usefulness of the comparative data provided by Morningstar, noting that the applicable Morningstar universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, effective October 1, 2017, in connection with the 2017 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee rate to an annual rate of 0.80%. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board also observed that the Broadridge expense universe for the Fund included funds that pursue substantially different investment programs as compared to that pursued by the Fund. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages an institutional account comparable to the Fund, but that Deutsche AM does not manage any comparable Deutsche Europe funds. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	|	19

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

20	|	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

VS1glosc-3 (R-028377-7 8/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/15/2018